UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Tracking Stock

August 31, 2017

ETF-QTLY-1017
1.805775.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 0.2%
Dorman Products, Inc. (a)	5,065	$336,417
Fox Factory Holding Corp. (a)	6,234	249,360
Gentex Corp.	41,298	754,514
Gentherm, Inc. (a)	7,813	243,375
The Goodyear Tire & Rubber Co.	30,753	931,816
		2,515,482
Automobiles - 0.6%
Tesla, Inc. (a)(b)	22,131	7,876,423
Distributors - 0.2%
Core-Mark Holding Co., Inc.	7,742	209,499
LKQ Corp. (a)	37,807	1,310,013
Pool Corp.	4,668	465,353
		1,984,865
Diversified Consumer Services - 0.1%
Capella Education Co.	2,760	185,886
Career Education Corp. (a)	20,529	197,284
Grand Canyon Education, Inc. (a)	5,928	486,392
Houghton Mifflin Harcourt Co. (a)	20,854	212,711
Strayer Education, Inc.	2,826	226,108
		1,308,381
Hotels, Restaurants & Leisure - 2.2%
BJ's Restaurants, Inc. (a)	4,494	135,269
Bloomin' Brands, Inc.	16,039	272,823
Bob Evans Farms, Inc.	2,543	174,908
Bojangles', Inc. (a)	9,845	131,431
Buffalo Wild Wings, Inc. (a)	2,399	246,497
Caesars Acquisition Co. (a)	19,756	368,449
Caesars Entertainment Corp. (a)(b)	20,870	242,092
China Lodging Group Ltd. ADR (a)	4,546	516,016
Churchill Downs, Inc.	2,182	426,363
Cracker Barrel Old Country Store, Inc. (b)	2,428	360,946
Dave & Buster's Entertainment, Inc. (a)	4,988	291,598
Denny's Corp. (a)	16,955	202,782
Dunkin' Brands Group, Inc.	10,737	553,600
Eldorado Resorts, Inc. (a)	8,347	191,981
Empire Resorts, Inc. (a)	9,468	221,078
ILG, Inc.	15,766	416,222
International Speedway Corp. Class A	6,862	244,630
Jack in the Box, Inc.	4,205	393,672
Lindblad Expeditions Holdings (a)	18,097	201,239
Marriott International, Inc. Class A	48,954	5,070,655
Melco Crown Entertainment Ltd. sponsored ADR	24,018	527,195
Norwegian Cruise Line Holdings Ltd. (a)	32,340	1,922,936
Papa John's International, Inc.	5,500	411,345
Penn National Gaming, Inc. (a)	12,287	272,649
Pinnacle Entertainment, Inc. (a)	11,235	219,083
Playa Hotels & Resorts NV	18,896	195,952
Red Robin Gourmet Burgers, Inc. (a)	1,961	111,777
Red Rock Resorts, Inc.	6,619	149,589
Scientific Games Corp. Class A (a)	12,038	423,738
Sonic Corp. (b)	7,424	173,796
Starbucks Corp.	189,674	10,405,516
Texas Roadhouse, Inc. Class A	9,425	447,216
The Cheesecake Factory, Inc.	6,497	269,171
The Stars Group, Inc. (a)(b)	25,813	424,584
Wendy's Co.	30,473	454,657
Wingstop, Inc. (b)	5,744	186,163
Wynn Resorts Ltd.	14,183	1,971,295
		29,228,913
Household Durables - 0.2%
Cavco Industries, Inc. (a)	1,675	225,371
Garmin Ltd. (b)	22,960	1,182,440
GoPro, Inc. Class A (a)(b)	19,634	180,829
Green Brick Partners, Inc. (a)	17,214	162,672
Helen of Troy Ltd. (a)	4,285	386,936
iRobot Corp. (a)	3,550	338,741
LGI Homes, Inc. (a)(b)	3,905	166,119
SodaStream International Ltd. (a)	3,353	201,951
Universal Electronics, Inc. (a)	3,189	186,716
		3,031,775
Internet & Direct Marketing Retail - 7.7%
1-800-FLOWERS.com, Inc. Class A (a)	17,548	157,932
Amazon.com, Inc. (a)	63,208	61,981,765
Cnova NV (a)	51,096	281,028
Ctrip.com International Ltd. ADR (a)	60,786	3,127,440
Etsy, Inc. (a)(b)	17,397	284,789
Expedia, Inc.	17,775	2,637,099
FTD Companies, Inc. (a)	8,540	114,351
Gaia, Inc. Class A (a)	12,163	135,617
Groupon, Inc. (a)(b)	90,615	402,331
HSN, Inc.	8,933	327,841
JD.com, Inc. sponsored ADR (a)	124,399	5,213,562
Liberty Expedia Holdings, Inc.	8,004	437,739
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	10,635	654,691
Series A (a)	56,384	1,247,214
Liberty TripAdvisor Holdings, Inc. (a)	17,515	233,825
MakeMyTrip Ltd. (a)(b)	9,487	323,507
Netflix, Inc. (a)	56,971	9,953,403
NutriSystem, Inc.	4,336	235,445
PetMed Express, Inc. (b)	3,301	119,727
Priceline Group, Inc. (a)	6,446	11,938,508
Shutterfly, Inc. (a)	4,132	188,337
TripAdvisor, Inc. (a)(b)	18,126	774,524
		100,770,675
Leisure Products - 0.2%
American Outdoor Brands Corp. (a)(b)	9,726	158,728
Hasbro, Inc.	16,648	1,635,666
Mattel, Inc.	44,713	725,245
		2,519,639
Media - 5.3%
AMC Networks, Inc. Class A (a)	7,740	470,437
Central European Media Enterprises Ltd. Class A (a)	40,470	167,951
Charter Communications, Inc. Class A (a)	35,459	14,131,830
Comcast Corp. Class A	626,922	25,459,302
Discovery Communications, Inc.:
Class A (a)	20,875	463,634
Class C (non-vtg.) (a)	30,232	635,174
DISH Network Corp. Class A (a)	29,711	1,702,143
Liberty Broadband Corp.:
Class A (a)	3,400	344,862
Class C (a)	20,418	2,073,040
Liberty Global PLC:
Class A (a)	31,814	1,081,676
Class B (a)	2,280	77,520
Class C (a)	81,108	2,678,997
LiLAC Class A (a)(b)	7,087	184,333
LiLAC Class C (a)	16,511	425,819
Liberty Media Corp.:
Liberty Braves Class C (a)	9,315	227,938
Liberty Formula One Group Series C (a)(b)	27,936	1,097,885
Liberty SiriusXM Series A (a)	16,547	739,651
Liberty SiriusXM Series C (a)	30,847	1,376,085
Loral Space & Communications Ltd. (a)	5,795	263,093
News Corp.:
Class A	50,445	674,450
Class B	25,938	355,351
Nexstar Broadcasting Group, Inc. Class A	7,279	438,196
Reading International, Inc. Class A (a)	8,821	139,019
Scholastic Corp.	6,946	273,881
Scripps Networks Interactive, Inc. Class A	11,147	954,741
Sinclair Broadcast Group, Inc. Class A (b)	11,114	336,199
Sirius XM Holdings, Inc. (b)	640,850	3,684,888
Twenty-First Century Fox, Inc.:
Class A	139,904	3,859,951
Class B	106,280	2,880,188
Viacom, Inc.:
Class A (b)	6,962	265,948
Class B (non-vtg.)	47,050	1,345,630
VisionChina Media, Inc. ADR (a)(c)	436	990
WPP PLC ADR	2,419	222,040
		69,032,842
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	33,205	2,644,446
Ollie's Bargain Outlet Holdings, Inc. (a)	9,429	394,604
Sears Holdings Corp. (a)(b)	18,607	152,763
		3,191,813
Specialty Retail - 1.0%
Bed Bath & Beyond, Inc.	21,060	581,045
Conn's, Inc. (a)(b)	6,366	110,450
Five Below, Inc. (a)	8,659	411,909
Michaels Companies, Inc. (a)	30,710	689,440
Monro, Inc.	7,232	344,966
O'Reilly Automotive, Inc. (a)	12,333	2,418,871
Office Depot, Inc.	75,921	325,701
Rent-A-Center, Inc. (b)	10,219	123,650
Ross Stores, Inc.	54,350	3,176,758
Select Comfort Corp. (a)	6,712	198,205
Staples, Inc.	87,282	891,586
The Children's Place Retail Stores, Inc.	2,881	305,818
Tile Shop Holdings, Inc.	11,945	179,772
Tractor Supply Co.	18,401	1,095,044
Ulta Beauty, Inc.	8,533	1,885,878
Urban Outfitters, Inc. (a)(b)	22,063	450,968
Winmark Corp.	1,508	198,830
		13,388,891
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.	11,547	661,528
G-III Apparel Group Ltd. (a)	8,090	222,475
lululemon athletica, Inc. (a)	16,992	977,890
Perry Ellis International, Inc. (a)	8,615	188,065
Steven Madden Ltd. (a)	11,096	470,470
		2,520,428

TOTAL CONSUMER DISCRETIONARY		237,370,127

CONSUMER STAPLES - 4.2%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	1,291	275,745
MGP Ingredients, Inc. (b)	3,332	187,358
Monster Beverage Corp. (a)	76,486	4,269,449
National Beverage Corp.	6,376	740,955
		5,473,507
Food & Staples Retailing - 1.8%
Andersons, Inc.	7,291	232,218
Casey's General Stores, Inc. (b)	5,261	554,615
Costco Wholesale Corp.	59,008	9,248,914
Ingles Markets, Inc. Class A	5,286	116,028
PriceSmart, Inc.	5,389	437,856
SpartanNash Co.	9,200	226,688
Sprouts Farmers Market LLC (a)	21,173	422,190
United Natural Foods, Inc. (a)	9,684	336,519
Walgreens Boots Alliance, Inc.	144,858	11,805,927
		23,380,955
Food Products - 2.0%
Blue Buffalo Pet Products, Inc. (a)	24,147	622,027
Bridgford Foods Corp. (a)	2,385	28,405
Cal-Maine Foods, Inc. (a)(b)	7,174	261,492
Calavo Growers, Inc. (b)	2,753	184,864
Hostess Brands, Inc. Class A (a)	14,149	188,748
J&J Snack Foods Corp.	2,120	270,279
Lancaster Colony Corp.	3,487	406,131
Mondelez International, Inc.	202,301	8,225,559
Pilgrim's Pride Corp. (a)(b)	33,094	974,618
Sanderson Farms, Inc.	2,901	427,956
Snyders-Lance, Inc.	12,011	426,631
SunOpta, Inc. (a)	14,682	126,265
The Hain Celestial Group, Inc. (a)	13,333	536,253
The Kraft Heinz Co.	160,381	12,950,766
		25,629,994
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	9,098	310,151
WD-40 Co.	1,621	176,608
		486,759
Personal Products - 0.0%
Inter Parfums, Inc.	5,436	214,450

TOTAL CONSUMER STAPLES		55,185,665

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP	16,998	232,873
Mammoth Energy Services, Inc. (b)	10,299	141,920
Patterson-UTI Energy, Inc.	31,751	507,063
		881,856
Oil, Gas & Consumable Fuels - 0.4%
Alliance Holdings GP, LP	9,967	274,591
Alliance Resource Partners LP	17,016	321,602
Amplify Energy Corp. warrants 5/4/22	322	0
Carrizo Oil & Gas, Inc. (a)	14,884	200,041
Centennial Resource Development, Inc. Class A (b)	32,112	555,216
Diamondback Energy, Inc. (a)	12,673	1,150,582
Extraction Oil & Gas, Inc. (b)	30,326	398,484
Golar LNG Ltd.	15,817	342,913
Golar LNG Partners LP	10,145	222,987
Green Plains, Inc.	7,090	131,520
Gulfport Energy Corp. (a)	31,605	396,011
Hongli Clean Energy Technologies Corp. (a)(b)(c)	225	1,042
Martin Midstream Partners LP	11,858	203,365
PDC Energy, Inc. (a)	10,590	416,505
Penn Virginia Corp. (b)	3,819	147,032
Tellurian, Inc. (a)	28,452	262,896
Ultra Petroleum Corp. (b)	28,048	218,494
Viper Energy Partners LP	19,248	325,291
		5,568,572

TOTAL ENERGY		6,450,428

FINANCIALS - 6.6%
Banks - 3.0%
1st Source Corp.	6,036	281,700
Access National Corp.	7,155	183,740
Ameris Bancorp	5,981	263,463
Arrow Financial Corp.	5,595	180,719
BancFirst Corp.	6,718	338,587
Bank of the Ozarks, Inc.	14,640	628,934
Banner Corp.	5,309	292,632
BOK Financial Corp. (b)	7,785	626,537
Boston Private Financial Holdings, Inc.	19,327	284,107
Bridge Bancorp, Inc.	6,405	197,915
Brookline Bancorp, Inc., Delaware	17,568	252,101
Capital Bank Financial Corp. Series A	3,033	114,041
Capital City Bank Group, Inc.	8,291	171,541
Cathay General Bancorp	12,071	425,744
Centerstate Banks of Florida, Inc.	10,061	246,193
Chemical Financial Corp.	10,525	477,940
City Holding Co.	3,961	250,850
CoBiz, Inc.	12,883	219,655
Columbia Banking Systems, Inc.	9,750	362,408
Commerce Bancshares, Inc.	11,517	633,320
Community Trust Bancorp, Inc.	5,206	221,515
CVB Financial Corp.	20,423	422,756
Eagle Bancorp, Inc. (a)	6,558	407,908
East West Bancorp, Inc.	17,369	961,722
Enterprise Financial Services Corp.	5,226	199,633
Fifth Third Bancorp	97,327	2,543,155
First Busey Corp.	9,252	266,920
First Citizen Bancshares, Inc.	1,633	556,053
First Community Bancshares, Inc.	6,518	167,773
First Financial Bancorp, Ohio	12,852	307,805
First Financial Bankshares, Inc. (b)	11,781	471,829
First Financial Corp., Indiana	4,203	182,410
First Hawaiian, Inc.	18,132	491,196
First Merchants Corp.	5,834	229,101
First Midwest Bancorp, Inc., Delaware	17,201	362,597
First Northwest Bancorp (a)	9,538	151,273
Flushing Financial Corp.	8,151	222,848
Fulton Financial Corp.	22,260	388,437
German American Bancorp, Inc.	6,518	212,096
Glacier Bancorp, Inc.	13,737	456,206
Great Southern Bancorp, Inc.	4,223	210,305
Green Bancorp, Inc. (a)	6,680	133,934
Grupo Financiero Galicia SA sponsored ADR (b)	6,595	300,732
Hancock Holding Co.	9,192	403,988
Hanmi Financial Corp.	8,779	234,399
HarborOne Bancorp, Inc. (a)	10,549	181,337
Heartland Financial U.S.A., Inc.	6,212	282,646
Home Bancshares, Inc. (b)	19,755	460,489
HomeTrust Bancshares, Inc. (a)	7,203	167,110
Hope Bancorp, Inc.	24,611	397,222
Huntington Bancshares, Inc.	144,310	1,816,863
IBERIABANK Corp.	5,324	407,818
Independent Bank Corp., Massachusetts	4,752	329,314
Independent Bank Group, Inc.	5,833	324,606
International Bancshares Corp.	12,329	443,228
Investors Bancorp, Inc.	32,688	427,886
Lakeland Bancorp, Inc.	12,590	232,915
Lakeland Financial Corp.	6,068	263,715
LegacyTexas Financial Group, Inc.	8,436	303,612
Live Oak Bancshares, Inc.	7,616	170,218
Macatawa Bank Corp.	17,682	169,217
MB Financial, Inc.	11,776	468,332
Mercantile Bank Corp.	6,002	182,401
NBT Bancorp, Inc.	9,097	298,655
Old National Bancorp, Indiana	24,857	406,412
Opus Bank	7,492	167,821
Pacific Premier Bancorp, Inc. (a)	5,632	199,373
PacWest Bancorp	14,889	672,238
Peoples Financial Services Corp. (b)	3,038	126,229
Peoples United Financial, Inc.	39,375	657,563
Pinnacle Financial Partners, Inc.	10,256	637,923
Popular, Inc.	13,582	542,058
Preferred Bank, Los Angeles	3,458	186,040
Renasant Corp.	6,057	241,250
Republic Bancorp, Inc., Kentucky Class A	5,981	212,804
S&T Bancorp, Inc.	8,113	291,581
Sandy Spring Bancorp, Inc. (b)	5,752	221,855
Seacoast Banking Corp., Florida (a)	8,470	193,709
ServisFirst Bancshares, Inc.	10,276	350,514
Signature Bank (a)	6,549	840,499
Simmons First National Corp. Class A	6,558	342,328
South State Corp.	4,545	373,826
Southside Bancshares, Inc.	7,485	244,535
State Bank Financial Corp.	9,834	264,240
Stock Yards Bancorp, Inc.	6,245	217,326
Summit Financial Group, Inc.	7,332	160,497
Sun Bancorp, Inc.	7,497	175,055
SVB Financial Group (a)	6,379	1,080,220
Texas Capital Bancshares, Inc. (a)	7,014	520,790
TowneBank	12,416	381,171
Trico Bancshares	6,517	231,875
Trustmark Corp.	12,900	382,098
UMB Financial Corp.	6,215	417,151
Umpqua Holdings Corp.	23,528	411,740
Union Bankshares Corp.	8,871	277,928
United Bankshares, Inc., West Virginia (b)	13,915	466,848
United Community Bank, Inc.	10,117	264,155
Washington Trust Bancorp, Inc.	4,733	242,566
WesBanco, Inc.	9,013	342,314
West Bancorp., Inc.	7,402	162,474
Westamerica Bancorp. (b)	5,756	296,722
Wintrust Financial Corp. (b)	6,295	458,339
Zions Bancorporation	24,470	1,068,360
		38,996,729
Capital Markets - 1.9%
BGC Partners, Inc. Class A	23,511	305,408
Brighthouse Financial, Inc.	15,600	890,292
Capital Southwest Corp.	6,825	113,636
Carlyle Group LP	11,695	242,671
CBOE Holdings, Inc.	9,593	967,838
CME Group, Inc.	44,958	5,655,716
Diamond Hill Investment Group, Inc.	1,071	210,269
E*TRADE Financial Corp. (a)	38,023	1,559,323
Financial Engines, Inc.	9,320	308,026
Interactive Brokers Group, Inc.	12,489	523,664
INTL FCStone, Inc. (a)	5,518	195,834
LPL Financial	11,200	524,608
MarketAxess Holdings, Inc.	4,692	905,321
Morningstar, Inc.	6,904	570,961
Northern Trust Corp.	30,137	2,667,125
SEI Investments Co.	19,142	1,119,041
T. Rowe Price Group, Inc.	31,542	2,660,883
TD Ameritrade Holding Corp.	72,082	3,122,592
The NASDAQ OMX Group, Inc.	20,575	1,550,944
Virtus Investment Partners, Inc.	1,752	185,712
WisdomTree Investments, Inc. (b)	21,857	200,429
		24,480,293
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	2,824	768,975
Encore Capital Group, Inc. (a)(b)	5,848	235,967
EZCORP, Inc. (non-vtg.) Class A (a)	20,769	187,959
Navient Corp.	44,922	592,970
PRA Group, Inc. (a)(b)	7,421	214,467
SLM Corp. (a)	65,540	666,542
World Acceptance Corp. (a)	1,408	105,347
		2,772,227
Diversified Financial Services - 0.0%
GTY Technology Holdings, Inc. Class A	5,625	56,194
NewStar Financial, Inc.	17,161	183,966
Quantenna Communications, Inc. (b)	7,055	131,082
Varex Imaging Corp.	6,363	194,262
		565,504
Insurance - 0.9%
AMBAC Financial Group, Inc. (a)	12,559	228,448
American National Insurance Co.	4,710	544,994
Amerisafe, Inc.	3,785	203,633
AmTrust Financial Services, Inc. (b)	24,368	302,163
Arch Capital Group Ltd. (a)	15,302	1,489,497
Argo Group International Holdings, Ltd.	3,764	226,593
Cincinnati Financial Corp.	23,585	1,812,271
Donegal Group, Inc. Class A	8,014	122,855
EMC Insurance Group	7,340	204,639
Enstar Group Ltd. (a)	1,980	410,949
Erie Indemnity Co. Class A	5,767	696,596
Global Indemnity Ltd.	4,979	201,251
Infinity Property & Casualty Corp.	1,982	175,308
James River Group Holdings Ltd.	4,529	180,617
Maiden Holdings Ltd.	19,049	138,105
National General Holdings Corp.	20,053	344,310
National Western Life Group, Inc.	586	195,964
Navigators Group, Inc.	5,702	318,172
Selective Insurance Group, Inc.	8,487	427,745
State Auto Financial Corp.	10,524	260,364
State National Companies, Inc.	11,050	229,509
United Fire Group, Inc.	4,931	207,398
United Insurance Holdings Corp. (b)	9,020	141,975
Willis Group Holdings PLC	17,463	2,592,732
		11,656,088
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	42,228	909,591
CIM Commercial Trust Corp.	15,717	245,971
New York Mortgage Trust, Inc. (b)	34,401	215,350
		1,370,912
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	3,677	189,917
Thrifts & Mortgage Finance - 0.5%
Bank Mutual Corp.	19,471	178,160
Bear State Financial, Inc.	17,831	183,303
Beneficial Bancorp, Inc.	18,331	274,048
BofI Holding, Inc. (a)(b)	10,133	268,626
Capitol Federal Financial, Inc.	9,858	135,252
Dime Community Bancshares, Inc.	11,102	210,383
Hingham Institution for Savings	973	179,042
HomeStreet, Inc. (a)	6,793	171,523
HopFed Bancorp, Inc.	3,284	45,976
Kearny Financial Corp.	18,333	259,412
Lendingtree, Inc. (a)	1,653	381,760
Meridian Bancorp, Inc. Maryland	14,530	255,728
Meta Financial Group, Inc.	1,476	103,763
NMI Holdings, Inc. (a)	14,384	156,066
Northfield Bancorp, Inc.	13,728	221,158
Northwest Bancshares, Inc.	13,898	214,446
OceanFirst Financial Corp.	8,415	210,038
Provident Financial Holdings, Inc.	8,038	152,240
Territorial Bancorp, Inc.	5,313	160,612
TFS Financial Corp.	45,812	704,589
Trustco Bank Corp., New York	28,562	225,640
United Community Financial Corp.	20,944	190,381
United Financial Bancorp, Inc. New	13,906	240,852
Washington Federal, Inc.	8,377	261,781
Waterstone Financial, Inc.	10,413	183,789
WSFS Financial Corp.	6,922	309,413
		5,877,981

TOTAL FINANCIALS		85,909,651

HEALTH CARE - 13.2%
Biotechnology - 8.5%
ACADIA Pharmaceuticals, Inc. (a)	18,514	659,284
Acceleron Pharma, Inc. (a)	7,335	284,305
Achaogen, Inc. (a)(b)	7,087	132,810
Achillion Pharmaceuticals, Inc. (a)	33,229	169,800
Acorda Therapeutics, Inc. (a)(b)	8,977	186,722
Aduro Biotech, Inc. (a)(b)	18,964	230,413
Advanced Accelerator Applications SA sponsored ADR (a)	8,210	402,044
Agios Pharmaceuticals, Inc. (a)(b)	7,555	477,929
Aimmune Therapeutics, Inc. (a)(b)	12,579	270,449
Alder Biopharmaceuticals, Inc. (a)	11,526	112,955
Alexion Pharmaceuticals, Inc. (a)	30,756	4,379,962
Alkermes PLC (a)(b)	21,467	1,090,094
Alnylam Pharmaceuticals, Inc. (a)	12,389	1,062,109
AMAG Pharmaceuticals, Inc. (a)(b)	7,441	124,265
Amarin Corp. PLC ADR (a)	54,640	185,230
Amgen, Inc.	98,159	17,449,725
Amicus Therapeutics, Inc. (a)(b)	23,618	329,235
Array BioPharma, Inc. (a)(b)	26,242	254,023
Ascendis Pharma A/S sponsored ADR (a)	5,887	164,601
BeiGene Ltd. ADR (a)	3,706	255,418
Biogen, Inc. (a)	28,563	9,041,903
BioMarin Pharmaceutical, Inc. (a)	24,587	2,217,502
Bioverativ, Inc.	14,748	836,064
bluebird bio, Inc. (a)(b)	5,726	714,891
Blueprint Medicines Corp. (a)	6,216	337,032
Catalyst Biosciences, Inc. (a)	11,081	37,121
Celgene Corp. (a)	104,419	14,506,932
China Biologic Products Holdings, Inc.	4,367	425,783
Clovis Oncology, Inc. (a)	6,227	473,688
Coherus BioSciences, Inc. (a)(b)	9,572	138,315
Cytokinetics, Inc. (a)	8,960	133,056
CytomX Therapeutics, Inc. (a)	9,450	163,296
DBV Technologies SA sponsored ADR (a)	6,274	277,060
Dyax Corp. rights 12/31/19 (a)(c)	12,922	42,643
Eagle Pharmaceuticals, Inc. (a)	2,465	134,490
Editas Medicine, Inc. (a)(b)	8,494	179,308
Enanta Pharmaceuticals, Inc. (a)	5,881	252,060
Epizyme, Inc. (a)(b)	11,099	192,568
Esperion Therapeutics, Inc. (a)	3,595	177,665
Exact Sciences Corp. (a)	13,488	565,012
Exelixis, Inc. (a)	40,689	1,189,746
FibroGen, Inc. (a)	12,294	592,571
Five Prime Therapeutics, Inc. (a)	7,946	269,528
Foundation Medicine, Inc. (a)(b)	5,539	223,222
Genomic Health, Inc. (a)	8,491	269,165
Gilead Sciences, Inc.	174,912	14,641,884
Global Blood Therapeutics, Inc. (a)	6,891	209,486
Grifols SA ADR	25,465	525,852
Halozyme Therapeutics, Inc. (a)(b)	21,734	282,759
Immunomedics, Inc. (a)(b)	16,349	206,651
Incyte Corp. (a)	27,991	3,846,243
Inovio Pharmaceuticals, Inc. (a)(b)	18,996	112,836
Insmed, Inc. (a)	14,506	180,165
Insys Therapeutics, Inc. (a)(b)	13,224	120,867
Intercept Pharmaceuticals, Inc. (a)(b)	4,064	473,903
Ionis Pharmaceuticals, Inc. (a)	17,125	918,243
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	24,491	390,631
Jounce Therapeutics, Inc.	7,117	120,918
Juno Therapeutics, Inc. (a)(b)	16,630	686,320
Keryx Biopharmaceuticals, Inc. (a)(b)	21,518	155,145
Kite Pharma, Inc. (a)	7,722	1,374,439
Lexicon Pharmaceuticals, Inc. (a)(b)	19,680	297,955
Ligand Pharmaceuticals, Inc.:
Class B (a)	3,719	479,268
General CVR (a)	1,530	15
Glucagon CVR (a)	1,530	145
rights (a)	1,530	7
TR Beta CVR (a)(c)	1,530	15
Loxo Oncology, Inc. (a)	3,873	323,008
Macrogenics, Inc.(a)	11,520	217,843
MiMedx Group, Inc. (a)(b)	18,533	301,532
Momenta Pharmaceuticals, Inc. (a)	12,933	217,921
Myriad Genetics, Inc. (a)	10,242	312,279
Neurocrine Biosciences, Inc. (a)(b)	13,083	740,498
Novelion Therapeutics, Inc.:
warrants (c)	5,463	0
warrants (c)	5,463	0
Opko Health, Inc. (a)(b)	86,003	550,419
Portola Pharmaceuticals, Inc. (a)	8,351	529,871
Prothena Corp. PLC (a)(b)	6,796	417,546
PTC Therapeutics, Inc. (a)(b)	6,483	134,522
Puma Biotechnology, Inc. (a)	4,516	417,730
Radius Health, Inc. (a)(b)	7,397	278,349
Regeneron Pharmaceuticals, Inc. (a)	14,078	6,995,358
REGENXBIO, Inc. (a)	7,060	160,615
Repligen Corp. (a)	5,579	243,635
Retrophin, Inc. (a)	11,560	282,064
Sage Therapeutics, Inc. (a)(b)	5,562	457,475
Sangamo Therapeutics, Inc. (a)	14,622	195,204
Sarepta Therapeutics, Inc. (a)	8,822	355,438
Seattle Genetics, Inc. (a)	19,728	1,036,312
Shire PLC sponsored ADR	11,162	1,667,491
Spark Therapeutics, Inc. (a)(b)	5,485	451,580
Synergy Pharmaceuticals, Inc. (a)(b)	42,284	126,006
TESARO, Inc. (a)	7,352	949,437
TG Therapeutics, Inc. (a)(b)	9,805	124,524
Tobira Therapeutics, Inc. rights (b)(c)	1,750	12,110
Ultragenyx Pharmaceutical, Inc. (a)(b)	7,039	401,645
United Therapeutics Corp. (a)	5,871	767,927
Vanda Pharmaceuticals, Inc. (a)	13,464	231,581
Versartis, Inc. (a)	7,834	148,846
Vertex Pharmaceuticals, Inc. (a)	33,620	5,397,355
Xencor, Inc. (a)	10,728	231,939
ZIOPHARM Oncology, Inc. (a)(b)	29,463	188,269
		111,502,070
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.	4,556	210,578
Abiomed, Inc. (a)	5,651	852,171
Align Technology, Inc. (a)	10,773	1,904,020
Analogic Corp.	2,900	207,495
Atricure, Inc. (a)	7,781	174,528
Atrion Corp.	325	202,199
Cardiovascular Systems, Inc. (a)	5,476	160,830
CONMED Corp.	5,563	275,925
Dentsply Sirona, Inc.	31,410	1,776,864
DexCom, Inc. (a)(b)	11,801	880,473
Exactech, Inc. (a)	6,010	183,606
Genmark Diagnostics, Inc. (a)	14,388	140,139
Heska Corp. (a)	1,232	125,319
Hologic, Inc. (a)	38,014	1,467,340
ICU Medical, Inc. (a)	2,433	424,194
IDEXX Laboratories, Inc. (a)	11,931	1,854,435
Inogen, Inc. (a)	3,015	288,837
Insulet Corp. (a)	9,026	524,050
Integra LifeSciences Holdings Corp. (a)	9,774	498,376
Intuitive Surgical, Inc. (a)	4,812	4,834,472
iRhythm Technologies, Inc.	3,963	189,194
K2M Group Holdings, Inc. (a)	9,103	212,828
Lantheus Holdings, Inc. (a)	6,953	121,678
LivaNova PLC (a)	6,221	389,310
Masimo Corp. (a)	6,044	509,993
Meridian Bioscience, Inc.	12,472	173,361
Merit Medical Systems, Inc. (a)	6,623	273,530
Natus Medical, Inc. (a)	6,226	209,194
Neogen Corp. (a)	6,971	480,302
Novocure Ltd. (a)(b)	14,686	301,063
NuVasive, Inc. (a)	6,466	403,996
NxStage Medical, Inc. (a)	10,481	293,468
OraSure Technologies, Inc. (a)	9,322	190,262
Orthofix International NV (a)	4,379	215,491
Quidel Corp. (a)	7,851	274,314
Staar Surgical Co. (a)	17,998	215,076
SurModics, Inc. (a)	6,236	162,136
Synergetics U.S.A., Inc. (a)(c)	3,200	0
Wright Medical Group NV (a)(b)	14,653	433,729
		22,034,776
Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc. (a)(b)	12,923	606,606
Almost Family, Inc. (a)	2,618	127,497
Amedisys, Inc. (a)	5,804	303,201
BioTelemetry, Inc. (a)	4,079	151,535
Corvel Corp. (a)	5,146	267,077
Express Scripts Holding Co. (a)	80,057	5,029,181
HealthEquity, Inc. (a)	8,508	363,887
Henry Schein, Inc. (a)	11,215	1,947,821
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	13,028	189,297
LHC Group, Inc. (a)	3,190	208,148
LifePoint Hospitals, Inc. (a)	7,331	424,831
Magellan Health Services, Inc. (a)	3,953	319,798
National Research Corp. Class A	6,547	211,468
Patterson Companies, Inc. (b)	10,686	411,411
Premier, Inc. (a)	7,056	236,376
Surgery Partners, Inc. (a)	9,083	88,559
The Ensign Group, Inc.	10,104	207,536
Tivity Health, Inc. (a)	4,846	189,963
VCA, Inc. (a)	9,596	892,044
		12,176,236
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	28,429	373,557
athenahealth, Inc. (a)	5,293	745,942
Cerner Corp. (a)	45,389	3,076,466
HealthStream, Inc. (a)	7,053	165,675
HMS Holdings Corp. (a)	16,726	296,385
Inovalon Holdings, Inc. Class A (a)(b)	14,103	191,096
Medidata Solutions, Inc. (a)	8,061	604,253
Omnicell, Inc. (a)	7,092	363,820
Quality Systems, Inc. (a)	13,749	216,547
		6,033,741
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	8,263	190,049
Albany Molecular Research, Inc. (a)	6,584	143,136
Bio-Techne Corp.	3,976	492,149
Bruker Corp.	20,529	597,189
ICON PLC (a)	6,847	776,381
Illumina, Inc. (a)	19,579	4,003,122
INC Research Holdings, Inc. Class A (a)	13,459	790,043
Luminex Corp.	11,602	224,267
Medpace Holdings, Inc.	6,154	200,867
NeoGenomics, Inc. (a)(b)	23,435	236,928
PAREXEL International Corp. (a)	5,414	475,836
PRA Health Sciences, Inc. (a)	7,053	545,902
QIAGEN NV (a)	27,111	872,161
VWR Corp. (a)	13,922	459,704
		10,007,734
Pharmaceuticals - 0.8%
Aclaris Therapeutics, Inc. (a)	7,369	191,078
Aerie Pharmaceuticals, Inc. (a)	5,244	300,743
Akorn, Inc. (a)	14,489	476,688
Amphastar Pharmaceuticals, Inc. (a)	9,650	154,497
ANI Pharmaceuticals, Inc. rights (a)(c)	739	0
AstraZeneca PLC rights (a)(c)	1,845	0
Avexis, Inc. (a)	4,222	394,124
BeyondSpring, Inc. (b)	4,182	167,280
Corcept Therapeutics, Inc. (a)	18,735	312,312
DepoMed, Inc. (a)	15,904	96,696
Dermira, Inc. (a)	7,506	177,067
Endo International PLC (a)	33,667	295,933
GW Pharmaceuticals PLC ADR (a)	4,147	438,836
Horizon Pharma PLC (a)	26,514	362,712
Impax Laboratories, Inc. (a)	12,229	264,758
Innoviva, Inc. (a)	21,565	302,773
Intersect ENT, Inc. (a)	4,885	150,947
Jazz Pharmaceuticals PLC (a)	8,218	1,227,440
Mylan N.V. (a)	74,372	2,341,231
Nektar Therapeutics (a)	23,427	492,670
NeuroDerm Ltd. (a)(b)	5,140	199,175
Omeros Corp. (a)(b)	6,793	139,053
Pacira Pharmaceuticals, Inc. (a)	6,742	256,870
Paratek Pharmaceuticals, Inc. (a)(b)	6,513	183,667
Phibro Animal Health Corp. Class A	5,409	192,020
Revance Therapeutics, Inc. (a)(b)	6,882	168,953
Supernus Pharmaceuticals, Inc. (a)	7,792	356,874
The Medicines Company (a)(b)	11,163	409,570
Theravance Biopharma, Inc. (a)(b)	9,306	304,027
WAVE Life Sciences (a)(b)	8,920	209,620
		10,567,614

TOTAL HEALTH CARE		172,322,171

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.1%
Axon Enterprise, Inc. (a)(b)	9,566	207,678
Elbit Systems Ltd. (b)	6,394	883,587
KLX, Inc. (a)	8,531	408,976
Mercury Systems, Inc. (a)	7,934	382,816
		1,883,057
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	8,737	200,602
Atlas Air Worldwide Holdings, Inc. (a)	4,486	299,665
C.H. Robinson Worldwide, Inc. (b)	17,187	1,213,918
Expeditors International of Washington, Inc.	25,986	1,457,815
Forward Air Corp.	6,059	314,886
Hub Group, Inc. Class A (a)	5,766	221,703
		3,708,589
Airlines - 0.5%
Allegiant Travel Co.	2,590	305,620
American Airlines Group, Inc.	64,738	2,896,378
Hawaiian Holdings, Inc. (a)	7,388	316,576
JetBlue Airways Corp. (a)	39,673	785,922
Ryanair Holdings PLC sponsored ADR (a)	13,435	1,527,560
SkyWest, Inc.	8,445	293,042
Spirit Airlines, Inc. (a)	8,585	292,319
		6,417,417
Building Products - 0.2%
AAON, Inc.	10,366	337,932
American Woodmark Corp. (a)	2,359	195,325
Apogee Enterprises, Inc.	3,866	168,944
Builders FirstSource, Inc. (a)	15,880	258,526
Caesarstone Sdot-Yam Ltd. (a)	6,800	197,030
CSW Industrials, Inc. (a)	5,264	220,298
Gibraltar Industries, Inc. (a)	5,558	162,572
Patrick Industries, Inc. (a)	3,146	232,804
Universal Forest Products, Inc.	3,039	265,031
		2,038,462
Commercial Services & Supplies - 0.6%
Cintas Corp.	14,461	1,952,380
Copart, Inc. (a)	27,111	886,259
Essendant, Inc.	10,197	120,936
Healthcare Services Group, Inc.	10,555	540,416
Herman Miller, Inc.	10,189	342,860
InnerWorkings, Inc. (a)	18,193	190,481
Interface, Inc.	11,224	213,256
Kimball International, Inc. Class B	12,302	208,642
Matthews International Corp. Class A	6,258	377,045
McGrath RentCorp.	6,828	275,646
Mobile Mini, Inc.	10,132	306,493
Multi-Color Corp.	3,013	240,437
Stericycle, Inc. (a)	10,877	781,948
Tetra Tech, Inc.	8,835	376,371
U.S. Ecology, Inc.	5,116	262,962
West Corp.	11,389	266,161
		7,342,293
Construction & Engineering - 0.0%
Aegion Corp. (a)	10,092	218,694
Primoris Services Corp.	11,941	341,632
		560,326
Electrical Equipment - 0.1%
Ballard Power Systems, Inc. (a)(b)	43,569	136,420
Encore Wire Corp.	5,682	243,758
Powell Industries, Inc.	4,806	136,827
Sunrun, Inc. (a)	22,303	149,430
TPI Composites, Inc. (a)	8,552	173,948
Vicor Corp. (a)	10,042	195,317
		1,035,700
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	23,945	1,225,505
Raven Industries, Inc.	6,890	192,920
		1,418,425
Machinery - 0.7%
Altra Industrial Motion Corp.	6,240	287,352
American Railcar Industries, Inc. (b)	5,882	211,752
Astec Industries, Inc.	5,245	260,572
Chart Industries, Inc. (a)	7,654	258,246
Franklin Electric Co., Inc.	9,002	347,027
Kornit Digital Ltd. (a)	6,276	106,692
Lincoln Electric Holdings, Inc.	7,524	653,384
Middleby Corp. (a)	6,798	827,317
NN, Inc.	5,402	137,751
Nordson Corp.	6,834	746,956
Omega Flex, Inc.	3,123	181,103
PACCAR, Inc.	47,177	3,129,250
RBC Bearings, Inc. (a)	4,460	491,804
Sun Hydraulics Corp.	6,007	287,795
TriMas Corp. (a)	12,062	291,900
Woodward, Inc.	6,889	483,677
		8,702,578
Marine - 0.0%
Golden Ocean Group Ltd. (a)(b)	27,447	255,533
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)(b)	4,541	269,735
Advisory Board Co. (a)	4,899	260,872
Exponent, Inc.	2,921	198,920
Huron Consulting Group, Inc. (a)	5,241	158,540
ICF International, Inc. (a)	4,157	199,744
IHS Markit Ltd. (a)	51,215	2,398,911
Kelly Services, Inc. Class A (non-vtg.)	10,218	221,015
Verisk Analytics, Inc. (a)	21,838	1,769,970
		5,477,707
Road & Rail - 0.9%
AMERCO	2,613	975,198
Avis Budget Group, Inc. (a)(b)	12,487	452,404
CSX Corp.	120,685	6,058,387
Heartland Express, Inc. (b)	7,898	175,099
J.B. Hunt Transport Services, Inc.	13,760	1,360,726
Landstar System, Inc.	4,207	392,723
Marten Transport Ltd.	13,308	228,232
Old Dominion Freight Lines, Inc.	9,834	982,417
Saia, Inc. (a)	4,192	237,058
Universal Logistics Holdings, Inc.	11,703	194,270
Werner Enterprises, Inc.	11,617	384,523
		11,441,037
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	7,124	335,540
BMC Stock Holdings, Inc. (a)	8,568	173,930
Fastenal Co. (b)	40,491	1,727,751
H&E Equipment Services, Inc.	9,147	215,320
HD Supply Holdings, Inc. (a)	24,913	829,603
Nexeo Solutions, Inc. (a)	26,594	190,679
Rush Enterprises, Inc. Class A (a)	7,258	297,505
		3,770,328
Transportation Infrastructure - 0.0%
Yangtze River Development Ltd. (a)	25,196	256,999

TOTAL INDUSTRIALS		54,308,451

INFORMATION TECHNOLOGY - 48.8%
Communications Equipment - 2.3%
ADTRAN, Inc.	12,014	265,509
Applied Optoelectronics, Inc. (a)(b)	2,725	161,102
Arris International PLC (a)	25,040	697,614
Brocade Communications Systems, Inc.	45,241	560,084
Cisco Systems, Inc.	659,494	21,242,302
CommScope Holding Co., Inc. (a)	25,257	834,996
EchoStar Holding Corp. Class A (a)	6,579	396,714
Extreme Networks, Inc. (a)	16,347	186,846
F5 Networks, Inc. (a)	8,026	958,144
Finisar Corp. (a)	15,883	383,574
Infinera Corp. (a)	24,839	210,138
InterDigital, Inc.	4,855	346,404
Ituran Location & Control Ltd.	7,062	235,871
Lumentum Holdings, Inc. (a)	8,538	485,385
Mitel Networks Corp. (a)	32,160	261,782
NETGEAR, Inc. (a)	5,979	286,992
NetScout Systems, Inc. (a)	13,435	439,996
Oclaro, Inc. (a)(b)	23,741	199,662
Radware Ltd. (a)	12,713	223,876
Sierra Wireless, Inc. (a)	5,414	119,964
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	61,424	358,102
Ubiquiti Networks, Inc. (a)(b)	10,978	654,179
ViaSat, Inc. (a)(b)	8,223	523,065
Viavi Solutions, Inc. (a)	34,032	341,681
		30,373,982
Electronic Equipment & Components - 1.2%
Cardtronics PLC (a)	6,950	180,561
CDW Corp.	19,257	1,221,279
Cognex Corp.	11,031	1,202,048
Coherent, Inc. (a)	3,268	762,490
Daktronics, Inc.	18,851	181,535
ePlus, Inc. (a)	3,069	256,875
FARO Technologies, Inc. (a)	5,568	191,818
Flextronics International Ltd. (a)	69,938	1,137,891
FLIR Systems, Inc.	15,651	594,738
Hollysys Automation Technologies Ltd.	15,046	306,036
II-VI, Inc. (a)	9,860	353,481
Insight Enterprises, Inc. (a)	5,853	234,588
IPG Photonics Corp. (a)	7,031	1,235,979
Itron, Inc. (a)	6,367	462,244
Kimball Electronics, Inc. (a)	10,307	196,348
Littelfuse, Inc.	3,298	613,956
MTS Systems Corp. (b)	3,514	170,078
National Instruments Corp.	15,936	643,655
Novanta, Inc. (a)	5,489	214,620
Orbotech Ltd. (a)	8,347	331,710
OSI Systems, Inc. (a)	3,462	287,554
PC Connection, Inc.	8,303	211,810
Plexus Corp. (a)	6,322	329,250
Sanmina Corp. (a)	13,455	503,890
ScanSource, Inc. (a)	6,568	257,794
Tech Data Corp. (a)	5,612	618,947
Trimble, Inc. (a)	32,368	1,251,994
TTM Technologies, Inc. (a)	16,590	236,242
Universal Display Corp.	6,361	808,483
Zebra Technologies Corp. Class A (a)	6,961	717,609
		15,715,503
Internet Software & Services - 13.1%
2U, Inc. (a)(b)	8,400	420,840
Akamai Technologies, Inc. (a)	23,126	1,090,391
Alarm.com Holdings, Inc. (a)	6,809	305,860
Alphabet, Inc.:
Class A (a)	39,424	37,659,382
Class C (a)	45,960	43,171,607
Angie's List, Inc. (a)(b)	11,869	144,327
Baidu.com, Inc. sponsored ADR (a)	36,940	8,424,167
Baozun, Inc. sponsored ADR (a)(b)	5,497	149,463
Benefitfocus, Inc. (a)	5,796	178,807
BlackLine, Inc. (b)	8,044	248,318
Blucora, Inc. (a)	5,426	123,713
Carbonite, Inc. (a)	5,697	113,940
Cimpress NV (a)(b)	4,577	423,098
CommerceHub, Inc. Series A (a)	8,933	198,045
Cornerstone OnDemand, Inc. (a)	10,900	381,282
CoStar Group, Inc. (a)	4,011	1,149,633
Coupa Software, Inc.	7,839	238,776
Criteo SA sponsored ADR (a)(b)	9,289	452,467
eBay, Inc. (a)	143,097	5,170,095
Endurance International Group Holdings, Inc. (a)	25,649	197,497
Facebook, Inc. Class A (a)	312,576	53,753,695
Five9, Inc. (a)	9,349	201,004
Gogo, Inc. (a)(b)	16,249	227,648
Hortonworks, Inc. (a)	12,951	220,037
IAC/InterActiveCorp (a)	9,140	1,037,481
j2 Global, Inc.	6,201	466,811
LivePerson, Inc. (a)	13,240	177,416
LogMeIn, Inc.	7,384	844,730
MercadoLibre, Inc.	5,977	1,544,875
Mimecast Ltd. (a)	8,633	233,523
MINDBODY, Inc. (a)(b)	6,829	161,506
Momo, Inc. ADR (a)	18,136	698,780
NetEase, Inc. ADR	10,256	2,829,015
NIC, Inc.	14,623	239,086
Nutanix, Inc. Class A (b)	8,411	185,042
SINA Corp.	9,712	988,973
Sohu.com, Inc. (a)(b)	6,764	360,792
SPS Commerce, Inc. (a)	3,347	203,899
Stamps.com, Inc. (a)	2,406	460,148
The Trade Desk, Inc. (b)	3,258	172,576
TrueCar, Inc. (a)(b)	12,756	216,214
Tucows, Inc. (a)(b)	1,966	103,903
VeriSign, Inc. (a)(b)	12,367	1,283,076
Web.com Group, Inc. (a)	10,331	261,374
WebMD Health Corp. (a)	5,000	332,200
Weibo Corp. sponsored ADR (a)(b)	7,587	767,046
Wix.com Ltd. (a)	6,297	409,935
Yandex NV Series A (a)	38,846	1,165,768
YY, Inc. ADR (a)	4,277	319,577
Zillow Group, Inc.:
Class A (a)	8,072	322,234
Class C (a)(b)	15,944	631,701
		171,061,773
IT Services - 2.7%
Acxiom Corp. (a)	13,690	318,840
Amdocs Ltd.	17,846	1,156,242
Automatic Data Processing, Inc.	58,028	6,178,241
Blackhawk Network Holdings, Inc. (a)	8,404	376,499
Cass Information Systems, Inc.	3,384	207,168
Cognizant Technology Solutions Corp. Class A	76,184	5,391,542
CSG Systems International, Inc.	5,217	201,950
Euronet Worldwide, Inc. (a)	6,077	597,187
ExlService Holdings, Inc. (a)	5,033	283,257
Fiserv, Inc. (a)	27,102	3,352,788
Forrester Research, Inc.	5,522	225,022
Jack Henry & Associates, Inc.	9,295	958,036
ManTech International Corp. Class A	5,021	201,945
MoneyGram International, Inc. (a)	6,086	95,915
Net 1 UEPS Technologies, Inc. (a)	19,496	181,898
Paychex, Inc.	47,748	2,723,068
PayPal Holdings, Inc. (a)	160,606	9,906,178
Perficient, Inc. (a)	11,656	213,305
Presidio, Inc. (b)	15,663	217,872
QIWI PLC Class B sponsored ADR	7,083	116,515
Sabre Corp. (b)	36,256	668,561
Sykes Enterprises, Inc. (a)	8,153	217,359
Syntel, Inc. (b)	16,012	289,177
Teletech Holdings, Inc.	7,683	305,015
Virtusa Corp. (a)	5,458	198,235
		34,581,815
Semiconductors & Semiconductor Equipment - 9.6%
Acacia Communications, Inc. (a)(b)	6,068	296,300
Advanced Energy Industries, Inc. (a)	5,458	401,381
Advanced Micro Devices, Inc. (a)(b)	127,668	1,659,684
Ambarella, Inc. (a)(b)	4,942	268,845
Amkor Technology, Inc. (a)	39,703	348,592
Analog Devices, Inc.	50,047	4,187,432
Applied Materials, Inc.	139,594	6,298,481
ASML Holding NV	10,462	1,635,315
Axcelis Technologies, Inc. (a)	5,220	109,098
Broadcom Ltd.	53,693	13,534,395
Brooks Automation, Inc.	10,619	276,837
Cabot Microelectronics Corp.	2,373	169,954
Canadian Solar, Inc. (a)(b)	10,698	168,066
Cavium, Inc. (a)	9,469	599,482
Ceva, Inc. (a)	4,215	170,918
Cirrus Logic, Inc. (a)	8,668	502,571
Cree, Inc. (a)	14,549	353,977
Cypress Semiconductor Corp. (b)	46,775	640,350
Diodes, Inc. (a)	11,263	316,941
Entegris, Inc. (a)	19,354	492,559
Experi Corp.	8,610	234,623
First Solar, Inc. (a)	14,586	684,959
FormFactor, Inc. (a)	13,354	201,645
Himax Technologies, Inc. sponsored ADR (b)	18,471	181,385
Impinj, Inc. (a)(b)	3,373	128,984
Integrated Device Technology, Inc. (a)	20,427	504,751
Intel Corp.	620,245	21,751,992
KLA-Tencor Corp.	20,474	1,918,209
Kulicke & Soffa Industries, Inc. (a)	11,614	221,014
Lam Research Corp.	21,018	3,488,568
Lattice Semiconductor Corp. (a)	34,933	197,371
M/A-COM Technology Solutions Holdings, Inc. (a)	9,044	411,864
Marvell Technology Group Ltd.	62,014	1,110,671
Maxim Integrated Products, Inc.	39,822	1,858,095
Mellanox Technologies Ltd. (a)(b)	8,256	387,619
Microchip Technology, Inc.	29,461	2,557,215
Micron Technology, Inc. (a)	147,970	4,730,601
Microsemi Corp. (a)	15,482	779,983
MKS Instruments, Inc.	6,776	558,004
Monolithic Power Systems, Inc.	6,112	619,268
Nova Measuring Instruments Ltd. (a)	5,315	124,318
NVIDIA Corp.	78,939	13,375,424
NXP Semiconductors NV (a)	45,659	5,157,641
ON Semiconductor Corp. (a)	55,764	952,449
Power Integrations, Inc.	4,579	333,580
Qorvo, Inc. (a)	17,004	1,245,033
Qualcomm, Inc.	198,203	10,360,071
Rambus, Inc. (a)	24,998	324,224
Semtech Corp. (a)	12,135	456,276
Silicon Laboratories, Inc. (a)	6,467	490,845
Silicon Motion Technology Corp. sponsored ADR (b)	5,482	250,034
Skyworks Solutions, Inc.	24,191	2,548,764
SolarEdge Technologies, Inc. (a)	7,938	212,342
SunPower Corp. (a)(b)	24,602	217,482
Synaptics, Inc. (a)(b)	5,386	223,896
Texas Instruments, Inc.	131,256	10,870,622
Tower Semiconductor Ltd. (a)	13,628	411,702
Ultra Clean Holdings, Inc. (a)	5,225	120,541
Veeco Instruments, Inc. (a)	7,418	140,200
Xilinx, Inc.	33,540	2,215,652
		124,989,095
Software - 10.6%
8x8, Inc. (a)	17,231	243,819
ACI Worldwide, Inc. (a)	18,331	417,214
Activision Blizzard, Inc.	100,708	6,602,416
Adobe Systems, Inc. (a)	64,993	10,084,314
ANSYS, Inc. (a)	10,578	1,362,658
Aspen Technology, Inc. (a)	9,166	579,750
Atlassian Corp. PLC (a)	9,380	333,928
Autodesk, Inc. (a)	29,632	3,391,679
Blackbaud, Inc.	5,895	497,597
Bottomline Technologies, Inc. (a)	10,012	303,464
BroadSoft, Inc. (a)(b)	4,979	246,709
CA Technologies, Inc.	57,148	1,896,171
Cadence Design Systems, Inc. (a)	34,123	1,340,693
Callidus Software, Inc. (a)	11,765	302,949
CDK Global, Inc.	17,620	1,136,490
Changyou.com Ltd. (A Shares) ADR (a)	2,957	118,339
Check Point Software Technologies Ltd. (a)	21,639	2,420,755
Citrix Systems, Inc. (a)	20,435	1,598,221
CommVault Systems, Inc. (a)	7,104	433,699
CyberArk Software Ltd. (a)(b)	5,009	200,410
Descartes Systems Group, Inc. (a)	15,370	431,529
Ebix, Inc.	4,773	275,402
Electronic Arts, Inc. (a)	41,469	5,038,484
Everbridge, Inc.	5,870	136,008
FireEye, Inc. (a)(b)	25,630	378,555
Fortinet, Inc. (a)	22,871	873,672
Imperva, Inc. (a)	5,254	234,591
Intuit, Inc.	33,086	4,680,015
Magic Software Enterprises Ltd. (b)	21,538	169,073
Manhattan Associates, Inc. (a)	9,988	419,995
Microsoft Corp.	1,021,314	76,363,648
MicroStrategy, Inc. Class A (a)	1,582	204,078
MobileIron, Inc. (a)	21,103	80,191
Monotype Imaging Holdings, Inc.	12,156	221,847
NICE Systems Ltd. sponsored ADR (b)	5,331	416,991
Nuance Communications, Inc. (a)	37,838	608,057
Open Text Corp. (b)	32,033	1,030,699
Parametric Technology Corp. (a)	14,326	802,256
Paylocity Holding Corp. (a)	8,279	406,830
Pegasystems, Inc.	10,123	582,579
Progress Software Corp.	8,409	282,374
Proofpoint, Inc. (a)(b)	6,327	580,566
QAD, Inc. Class A	6,111	205,941
Qualys, Inc. (a)	6,367	302,433
Rapid7, Inc. (a)	10,880	183,437
RealPage, Inc. (a)	12,088	520,993
Sapiens International Corp. NV (a)(b)	15,968	176,127
Splunk, Inc. (a)	17,734	1,189,774
SS&C Technologies Holdings, Inc.	24,628	953,350
Symantec Corp.	81,345	2,438,723
Synopsys, Inc. (a)	18,654	1,500,155
Take-Two Interactive Software, Inc. (a)	10,376	1,014,669
Talend SA ADR (a)(b)	4,245	167,253
TiVo Corp.	19,196	351,287
Ultimate Software Group, Inc. (a)(b)	3,744	752,170
Varonis Systems, Inc. (a)	4,603	178,596
Vasco Data Security International, Inc. (a)	14,353	180,130
Verint Systems, Inc. (a)	9,394	372,942
Zynga, Inc. (a)	114,680	430,050
		138,646,745
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	690,046	113,167,519
BlackBerry Ltd. (a)	71,906	666,228
Cray, Inc. (a)	9,835	185,390
Electronics for Imaging, Inc. (a)	6,511	231,531
Logitech International SA (b)	21,328	753,732
NetApp, Inc.	37,639	1,455,124
Seagate Technology LLC (b)	39,313	1,239,539
Stratasys Ltd. (a)	8,511	190,476
Super Micro Computer, Inc. (a)	9,336	248,571
Western Digital Corp.	39,272	3,466,539
		121,604,649

TOTAL INFORMATION TECHNOLOGY		636,973,562

MATERIALS - 0.5%
Chemicals - 0.2%
A. Schulman, Inc.	6,440	195,776
Balchem Corp.	4,804	360,108
Hawkins, Inc.	4,060	144,739
Innophos Holdings, Inc.	4,540	207,296
Innospec, Inc.	3,628	201,354
Methanex Corp.	12,404	633,833
		1,743,106
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)(b)	2,327	186,276
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	12,259	368,873
Metals & Mining - 0.3%
Century Aluminum Co. (a)	12,867	251,164
Ferroglobe PLC	27,161	366,402
Ferroglobe Representation & Warranty Insurance (c)	7,187	0
Kaiser Aluminum Corp.	3,663	352,820
Pan American Silver Corp.	23,320	435,151
Randgold Resources Ltd. sponsored ADR	5,240	537,048
Royal Gold, Inc.	9,178	856,124
Ssr Mining, Inc. (a)	23,268	243,383
Steel Dynamics, Inc.	32,021	1,103,123
		4,145,215
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	19,432	214,724
Pope Resources, Inc. LP	1,874	132,586
		347,310

TOTAL MATERIALS		6,790,780

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
CareTrust (REIT), Inc.	13,253	255,650
Communications Sales & Leasing, Inc.	26,533	511,026
CyrusOne, Inc.	10,684	673,413
Equinix, Inc.	10,462	4,900,505
Gaming & Leisure Properties	24,666	966,661
Government Properties Income Trust	13,708	254,283
Hospitality Properties Trust (SBI)	23,573	644,957
Lamar Advertising Co. Class A	10,905	725,837
Potlatch Corp.	7,685	367,343
Retail Opportunity Investments Corp.	20,841	413,485
Sabra Health Care REIT, Inc.	10,075	220,139
SBA Communications Corp. Class A (a)	16,283	2,500,255
Select Income REIT	17,060	395,963
Senior Housing Properties Trust (SBI)	32,512	641,137
		13,470,654
Real Estate Management & Development - 0.1%
Colliers International Group, Inc.	5,847	304,067
Cresud S.A.C.I.F. y A. sponsored ADR	11,109	214,404
FirstService Corp.	6,607	460,255
Redfin Corp. (b)	10,000	222,900
		1,201,626

TOTAL REAL ESTATE		14,672,280

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	3,200	193,824
B Communications Ltd. (a)	7,611	110,740
Cogent Communications Group, Inc.	7,561	352,343
Consolidated Communications Holdings, Inc.	10,499	193,707
Frontier Communications Corp. (b)	12,477	168,065
General Communications, Inc. Class A (a)	4,675	201,633
Iridium Communications, Inc. (a)(b)	16,079	178,477
ORBCOMM, Inc. (a)	14,610	161,587
Windstream Holdings, Inc. (b)	42,443	87,857
		1,648,233
Wireless Telecommunication Services - 0.8%
Shenandoah Telecommunications Co.	8,914	321,350
T-Mobile U.S., Inc. (a)	109,888	7,110,852
VimpelCom Ltd. sponsored ADR	181,333	765,225
Vodafone Group PLC sponsored ADR	57,576	1,671,431
		9,868,858

TOTAL TELECOMMUNICATION SERVICES		11,517,091

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	4,903	311,831
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	14,729	305,774
Pattern Energy Group, Inc.	13,356	335,503
Terraform Power, Inc. (a)(b)	15,254	212,946
		854,223
Water Utilities - 0.0%
Connecticut Water Service, Inc.	3,629	196,837
Middlesex Water Co.	5,291	200,952
York Water Co.	4,929	162,164
		559,953

TOTAL UTILITIES		1,726,007

TOTAL COMMON STOCKS
(Cost $921,093,921)		1,283,226,213
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.06% to 1.06% 11/9/17 to 12/14/17 (d)
(Cost $1,994,931)	2,000,000	1,995,497
	Shares	Value

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 1.11% (e)	18,653,036	$18,656,767
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	61,227,414	61,233,537
TOTAL MONEY MARKET FUNDS
(Cost $79,887,000)		79,890,304
TOTAL INVESTMENT IN SECURITIES - 104.6%
(Cost $1,002,975,852)		1,365,112,014
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(59,809,941)
NET ASSETS - 100%		$1,305,302,073

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	187	Sept. 2017	$22,405,405	$1,111,186	$1,111,186

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 instrument

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $738,198.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,391
Fidelity Securities Lending Cash Central Fund	686,426
Total	$757,817

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$237,370,127	$237,369,137	$--	$990
Consumer Staples	55,185,665	55,185,665	--	--
Energy	6,450,428	6,449,386	--	1,042
Financials	85,909,651	85,909,651	--	--
Health Care	172,322,171	172,267,403	--	54,768
Industrials	54,308,451	54,308,451	--	--
Information Technology	636,973,562	636,973,562	--	--
Materials	6,790,780	6,790,780	--	--
Real Estate	14,672,280	14,672,280	--	--
Telecommunication Services	11,517,091	11,517,091	--	--
Utilities	1,726,007	1,726,007	--	--
U.S. Government and Government Agency Obligations	1,995,497	--	1,995,497	--
Money Market Funds	79,890,304	79,890,304	--	--
Total Investments in Securities:	$1,365,112,014	$1,363,059,717	$1,995,497	$56,800
Derivative Instruments:
Assets
Futures Contracts	$1,111,186	$1,111,186	$--	$--
Total Assets	$1,111,186	$1,111,186	$--	$--
Total Derivative Instruments:	$1,111,186	$1,111,186	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2017